Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Recurring Basis [Member] - PERCEPTION CAPITAL CORP IV [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Liabilities	$ 282,650	$ 1,169,593
Public Warrants [Member]
Liabilities:
Liabilities	230,000	576,150
Private Placement Warrants [Member]
Liabilities:
Liabilities	52,650	586,170
Level 1 [Member]
Liabilities:
Liabilities
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Liabilities
Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Liabilities
Level 2 [Member]
Liabilities:
Liabilities	282,650	1,162,320
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Liabilities	230,000	576,150
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Liabilities	52,650	586,170
Level 3 [Member]
Liabilities:
Liabilities
Level 3 [Member] | Public Warrants [Member]
Liabilities:
Liabilities
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Liabilities